Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2022:

Total Capital (to Risk-Weighted Assets)
Consolidated	$178,286	14.04%	101,608	8.00%	N/A	N/A
Bank	$176,923	13.93%	101,606	8.00%	133,357	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$167,792	13.21%	76,206	6.00%	N/A	N/A
Bank	$166,429	13.10%	76,204	6.00%	107,956	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$167,792	9.82%	68,347	4.00%	N/A	N/A
Bank	$166,429	9.68%	68,780	4.00%	68,780	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$152,792	12.03%	57,154	4.50%	N/A	N/A
Bank	$166,429	13.10%	57,153	4.50%	88,905	7.00%
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2021:

Total Capital (to Risk-Weighted Assets)
Consolidated	$166,628	16.35%	81,547	8.00%	N/A	N/A
Bank	$164,975	16.19%	81,539	8.00%	107,020	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$157,273	15.43%	61,160	6.00%	N/A	N/A
Bank	$155,620	15.27%	61,154	6.00%	86,635	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$157,273	9.64%	65,258	4.00%	N/A	N/A
Bank	$155,620	9.50%	65,557	4.00%	65,557	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$142,273	13.96%	45,870	4.50%	N/A	N/A
Bank	$155,620	15.27%	45,866	4.50%	71,347	7.00%